PRACTUS

October 31, 2019

U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street N.E.
Washington DC 20549
Phone | 202.551.6769

Attention: Deborah O’Neal

Re:	Capital Management Investment Trust (the “Trust”) Request for Acceleration of
the Effective Date of Form N-14/A filed on October 31, 2019 Pertaining to the
Reorganization of the Wellington Shields Small-Cap Fund into the Wellington
Shields All-Cap Fund, both series of the Ttust

Dear Ms. O’Neal:

     Pursuant to Rule 461 under the Securities Act of 1933, as amended, we hereby request that the effective date of the above-captioned Form N-14/A Proxy Statement/Prospectus which was filed with the U.S. Securities Exchange Commission on October 31, 2019 via EDGAR be accelerated so that the same will become effective at 8:00 a.m. Eastern Time, Thursday, October 31, 2019, or as soon thereafter as practicable.

     If you have any questions concerning this request, please do not hesitate to contact John Swhear at 317.833.7859.

Capital Management Investment Trust

/s/ Jameson McFadden By: Jameson McFadden Title: President

JOHN C. SWHEAR I PARTNER 7268 Rooses Drive I Indianapolis, IN 46217 I p: 317.833.7859 Practus, LLP I John.Swhear@Practus.com I Practus.com